NON-CONTROLLING INTERESTS - Rollforward of Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of subsidiaries [line items]
Capital contributions	$ (168)	$ (195)	$ (274)	$ (1,009)
Disposal	(21)	(214)	(21)	(214)
Other	(22)	7	13	99
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning balance			12,303
Net income (loss)	96	149	182	206
Other comprehensive income (loss)			(105)
Capital contributions			294
Disposal	(21)	(214)	(21)	(214)
Distributions			(808)
Other	(10)	$ 9	0	$ 232
Ending balance	11,845		11,845
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning balance			685
Net income (loss)			0
Other comprehensive income (loss)			(7)
Capital contributions			0
Disposal			0
Distributions			(21)
Other			1
Ending balance	658		$ 658
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,253
Net income (loss)			(34)
Other comprehensive income (loss)			6
Capital contributions			4
Disposal			0
Distributions			(42)
Other			1
Ending balance	2,188		$ 2,188
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning balance			$ 3,618
Net income (loss)			74
Other comprehensive income (loss)			27
Capital contributions			0
Disposal			(21)
Distributions			(283)
Other			(3)
Ending balance	3,412		$ 3,412
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning balance			$ 1,410
Net income (loss)			12
Other comprehensive income (loss)			6
Capital contributions			193
Disposal			0
Distributions			0
Other			2
Ending balance	1,623		$ 1,623
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund
Disclosure of subsidiaries [line items]
Beginning balance			$ 0
Net income (loss)			(12)
Other comprehensive income (loss)			(4)
Capital contributions			85
Disposal			0
Distributions			0
Other			9
Ending balance	78		$ 78
Interests held by third parties			80.00%
Participating non-controlling interests – in operating subsidiaries | Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning balance			$ 974
Net income (loss)			11
Other comprehensive income (loss)			(15)
Capital contributions			0
Disposal			0
Distributions			(18)
Other			4
Ending balance	956		$ 956
Interests held by third parties			50.00%
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning balance			$ 132
Net income (loss)			12
Other comprehensive income (loss)			0
Capital contributions			0
Disposal			0
Distributions			(5)
Other			(1)
Ending balance	138		$ 138
Interests held by third parties			25.00%
Participating non-controlling interests – in operating subsidiaries | Isagen institutional investors
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,442
Net income (loss)			106
Other comprehensive income (loss)			(66)
Capital contributions			0
Disposal			0
Distributions			(424)
Other			(4)
Ending balance	2,054		$ 2,054
Interests held by third parties			53.00%
Participating non-controlling interests – in operating subsidiaries | Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Beginning balance			$ 13
Net income (loss)			1
Other comprehensive income (loss)			0
Capital contributions			0
Disposal			0
Distributions			(1)
Other			(1)
Ending balance	12		$ 12
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning balance			$ 776
Net income (loss)			12
Other comprehensive income (loss)			(52)
Capital contributions			12
Disposal			0
Distributions			(14)
Other			(8)
Ending balance	$ 726		$ 726
Participating non-controlling interests – in operating subsidiaries | Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			50.00%